Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of presentation and consolidation

The consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United Stated Securities and Exchange Commission (the “SEC”), and include the accounts of the Group, its direct and indirect wholly and majority owned subsidiaries. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, the Group also consolidate any variable interest entity (“VIE”) of which the Group is the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Group does not consolidate a VIE in which the Group has a majority ownership interest when we are not considered the primary beneficiary. The Group has determined that the Group is the primary beneficiary of the VIE (see Note 13, Variable Interest Entity). The Group evaluate its relationships with the VIE on an ongoing basis to determine whether it becomes the primary beneficiary. All material intercompany balances and transactions have been eliminated in preparation of the consolidated financial statements.

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries which are not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss and consolidated statements of equity to distinguish the interests from that of the Group.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as income and expenses during the reporting period. Actual results could differ from those estimates. There is no significant accounting estimate.

Foreign currency translation and transaction

USD is the reporting currency. The functional currency of subsidiaries in the Cayman Islands, Seychelles, Samoa and the United States are USD, the functional currency of subsidiaries in Hong Kong is Hong Kong Dollars (“HKD”), the functional currency of a subsidiary in Singapore is Singapore Dollars (“SGD”) and the functional currency of a subsidiary in the United Kingdom is Great British Pound (“GBP”). An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. The management considered various indicators, such as cash flows, market expenses, financing and inter-company transactions and arrangements in determining the Group’s functional currency.

In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use HKD, SGD and GBP as their functional currency, has been translated into USD. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet dates, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of operations and comprehensive income or loss.

Cash and cash equivalents

Cash and cash equivalents consists of cash on hand, bank deposits and time deposits with an original maturity of three months or less at the date of purchase.

Accounts receivable and amounts due from related parties

Accounts receivable and amounts due from related parties are stated at the original amount less an allowance for credit losses, if any, based on a review of all outstanding amounts at period end. An allowance is estimated in accordance with ASC Topic 326, Credit Losses and records the allowance for credit losses as an offset to accounts receivable or amounts due from related parties, and the expected credit losses charged to the allowance is included in other operating expenses in the consolidated statements of operations and comprehensive loss. In determining expected credit losses, the Group considers the historical level of credit losses, current economic trends, and reasonable and supportable forecasts that affect the collectability of the future cash flows. As of December 31, 2025 and 2024, $522,191 and $522,191 allowance for credit losses were made. During December 31, 2025, 2024 and 2023, $nil, $nil and $522,191 of allowance for credit losses were made.

Long-term investments, net

The Group’s long-term investments consist of equity method investment in common stocks and non-marketable investments in non-redeemable preferred shares of privately-held companies that are not required to be consolidated under the variable interest or voting models. Long-term investments are classified as non-current assets on the consolidated balance sheets as those investments do not have stated contractual maturity dates.

Non-marketable investments

The non-marketable equity securities not accounted for under the equity method are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date. The Group also makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Equity method investment — Fair value option

The Group elects the fair value option for an investment that would otherwise be accounted for using the equity method of accounting. Such election is irrevocable and is applied on an investment by investment basis at initial recognition. The fair value of such investments is based on quoted prices in an active market, if any, or recent orderly transactions for identical or similar investment of the same issuer. Changes in the fair value of these equity method investments are recognized in other income (expenses), net in the consolidated statements of operations and comprehensive loss.

Fair value measurement

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact its business, and it considers assumptions that market participants would use when pricing the asset or liability.

As a basis for considering such assumptions, a three-tier fair value hierarchy prioritizes the inputs utilized in measuring fair value as follows:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The hierarchy requires the Group to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and there is no such financial liabilities measured at fair value on a recurring basis as of December 31, 2024.

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Warrant liabilities	-	-	306,000	306,000
Total	$-	$-	$306,000	$306,000

The Group has determined that the carrying value of the Group’s cash and cash equivalents, other receivables and prepayments, amounts due to related parties, accounts payable and accrued expenses, convertible notes to a related party approximate fair value due to the short-term nature of these assets and liabilities.

Property and equipment, net

Property and equipment, net, is stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Assets under construction are stated at cost less impairment losses. Cost comprises of cost of laboratory equipment delivered but not ready to be used, together with interest expense capitalized during the period of construction or installation and testing. Capitalization of these costs ceases and the asset concerned is transferred to the appropriate fixed assets category when substantially all the activities necessary to prepare the asset for its intended use are completed.

Depreciation of property and equipment is provided using the straight-line method over their estimated useful lives:

Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years

Upon sale or disposal, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to operating expenses.

Intangible assets, net

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite intangible assets are amortized over their estimated useful life, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group.

The Group’s intangible assets mainly consist of computer software and is amortized over its useful life. The estimated useful life is generally 5 years. The Group will reassess the remaining useful life on annual basis.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Convertible notes

The Group evaluates and accounts for conversion options embedded in convertible notes in accordance with ASC 815 “Derivatives and Hedging Activities”.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The Group accounts for the convertible notes as a single unit of account, unless the conversion feature requires bifurcation and recognition as derivatives. Additionally, the Group uses the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares.

Operating leases

At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Group’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.

For equity-classified warrants that contain redemption features not solely within the control of the Company, the Company evaluates whether temporary equity classification is required pursuant to ASC 480-10-S99-3A. When temporary equity classification is required, the initial amount presented in temporary equity is based on the redemption provisions of the instrument. If the redemption event is contingent and not probable of occurring, no subsequent adjustment to the temporary equity amount is required pursuant to S99-3A Paragraph 15.

Issuance costs

Specific incremental costs directly attributable to an offering of securities are allocated among the freestanding financial instruments issued in the transaction. The Company allocates issuance costs in proportion to the allocation of proceeds between the freestanding financial instruments. Issuance costs allocated to liability-classified instruments that are subsequently measured at fair value through earnings are recognized in earnings in the period incurred. Issuance costs allocated to equity-classified instruments are charged to additional paid-in capital.

Revenue recognition

Revenues are derived from healthcare services rendered to patients for healthcare consultation and medical treatment. Revenue is reported at the amount that reflects the consideration to which the Group expects to be entitled in exchange for providing healthcare services.

The Group recognizes revenue as its performance obligations are completed. Healthcare services are treated as a single performance obligation satisfied at a point in time because the performance obligations are generally satisfied over a period of less than one day.

Cost of healthcare services

Cost of healthcare services rendered represents cost in relation to the medical services provided including the compensation of the physicians, cost of pharmaceutical supplies and medicine and write-down of inventories.

Research and development expenses

Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including amortization of the patent license, depreciation of laboratory equipment, costs of engaging external consultants, advisors and contracted research organization to conduct preclinical development activities and trials, payroll expenses to research and development staff, sponsored research expenses to universities and research institutions, and impairment of patent license and laboratory equipment.

Government Subsidies

The Company’s subsidiaries received government subsidies from certain local governments. The Company’s government subsidies consisted of specific subsidies that are subsidies from the local government for a specific purpose, such as subsidies for research and development. The Company recorded specific subsidies as other income which is included in the consolidated statements of income upon receipt as further performance by the Company is not required. The government subsidies were approximately $nil, $0.9 million and $0.1 for the years ended December 31, 2025, 2024 and 2023, respectively.

Share-based compensation

The Group uses the fair value method of accounting for the share options granted to directors, employees, external consultants and advisors to measure the cost services received in exchange for the share based awards. The fair value of share option awards with only service condition is estimated on the grant or offering date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. These inputs are subjective and generally require significant judgment. The resulting cost is recognized over the period during which a director, employee, external consultant or advisor is required to provide service in exchange for the awards, usually the vesting period, which is generally from 9.5 months to 21.5 months. Share-based compensation expense is recognized on a graded vesting basis, net of actual forfeitures in the period.

Share-based compensation expense is recorded in cost of healthcare services, research and development expenses, general and administrative fees and legal and professional fees in the consolidated statements of operations and comprehensive loss. Warrants issued to placement agents or other non-employees in exchange for services rendered in connection with equity offerings are accounted for under ASC 718 and classified as equity when the criteria for equity classification are met. Such warrants are measured at their grant date fair value using the Black-Scholes option pricing model and recognized as issuance costs of the related offering.

In accordance with ASC 718, modifications to stock-based awards are accounted for as exchanges of the original awards for new awards. The incremental fair value, which is the difference between the fair value of the modified award and the original award immediately before modification, is measured at the modification date. This incremental fair value is recognized immediately as compensation cost for vested awards. For unvested awards, the incremental compensation cost, along with any remaining unrecognized compensation cost of the original award, is recognized over the remaining requisite vesting period.

Income taxes

The Group accounts for income taxes under the asset and liability method. Under this method, deferred income taxes are determined based on differences between the financial carrying amounts of existing assets and liabilities and their tax bases. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Group is able to realize their benefits, or that future deductibility is uncertain. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Uncertain tax positions

The Group accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more likely than not thresholds be sustained under examination. The tax returns of the Group’s Hong Kong subsidiaries are subject to examination by the relevant tax authorities. According to the Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to ten years if the underpayment of taxes is due to fraud or willful evasion. According to United Kingdom, Singapore and the United States, trading losses are available to be carried forward indefinitely. The Group did not have any material interest or penalties associated with tax positions for the years ended December 31, 2025, 2024 and 2023, and did not have any significant unrecognized uncertain tax positions as of December 31, 2025 and 2024. The Group does not believe that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.

Comprehensive income or loss

Certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheets, such items, along with net income or loss, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of exchange differences on translation of foreign operations.

Net income or loss per share

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income or loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.

Segment reporting

The Group uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM’’) for making decisions, allocation of resource and assessing performance.

The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.

The Group’s long-lived assets are substantially all located in Hong Kong and substantially all of the Group’s revenues are derived from within Hong Kong. Therefore, no geographical segments are presented.

Concentration of credit risk

Financial assets which potentially subject the Group to concentrations of credit risk consist principally of bank deposits and balances.

The Group takes on exposure to credit risk on cash balances majority held with HSBC for the purposes of payments of Group expenses. The risk of default is considered minimal as the Group considers HSBC is well established with high credit rating.

Recently adopted accounting pronouncements

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group adopted ASU 2023-09 from January 1, 2025 on a retrospective basis. The adoption of ASU2023-09 did not have material impact on the Company’s consolidated balance sheets, statements of operations and comprehensive loss, changes in equity and cash flows, but resulted in expanded income tax disclosures in Note 11 to the consolidated financial statements.

Recently issued accounting standards which have not yet been adopted

ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), was issued in November 2024, which requires disclosure in the notes to the financial statements, of disaggregated information about certain costs and expenses that are included in expense line items on the face of the income statement. The requirements of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on the consolidated financial statements.